Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balance due to related parties
	March 31,	December 31,
	2022	2021	Relationship
Ms. Xueying Sheng	103,272	103,390	Controller/Accounting Manager of the Company
Mr. Guohua Lin	57,387	58,039	Senior management / One of the Company’s shareholders
Total	160,659	161,429

	December 31,	December 31,
	2021	2020	Relationship
Ms. Xueying Sheng	103,390	97,587	Controller/Accounting Manager of the Company
Mr. Guohua Lin	58,039	55,783	Senior management / One of the Company’s shareholders
Total	161,429	153,370